UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating Activities
Net income (loss)	$ 887	$ (7)
Adjusted for the following items:
Equity accounted earnings, net of distributions	(1)	1
Depreciation and amortization expense	305	302
Provisions and other items	63	74
Deferred income tax expense (recovery)	(402)	(14)
Remeasurement of exchangeable and class B shares	(528)	0
Changes in non-cash working capital, net	(128)	(236)
Cash from (used in) operating activities	196	120
Financing Activities
Proceeds from non-recourse borrowings in subsidiaries of the company	2,881	271
Repayment of non-recourse borrowings in subsidiaries of the company	(335)	(158)
Proceeds from other financing	20	25
Repayment of other financing	(37)	(50)
Lease liability repayment	(48)	(47)
Distributions to exchangeable shareholders	(5)	0
Proceeds received from loan with Brookfield Business Partners	271	0
Repayment and issuance of loans with Brookfield Business Partners	(478)	0
Distributions to others who have interests in operating subsidiaries	(747)	(49)
Distributions to Brookfield Business Partners	(81)	(18)
Cash from (used in) financing activities	1,441	(26)
Acquisitions
Subsidiaries, net of cash acquired	(717)	(6)
Property, plant and equipment and intangible assets	(273)	(208)
Equity accounted investments	0	(2)
Dispositions
Property, plant and equipment and intangible assets	15	5
Financial assets and other	0	7
Net settlement of hedges	42	1
Restricted cash and deposits	(750)	25
Cash from (used in) investing activities	(1,683)	(178)
Cash and cash equivalents
Change during the period	(46)	(84)
Impact of foreign exchange	(20)	3
Balance, beginning of year	894	777
Balance, end of period	$ 828	$ 696